Statutory Reserves and Net Restricted Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Statutory Reserves and Net Restricted Assets (Details) [Line Items]
Percentage of statutory reserve	10.00%
Percentage of registered capital	50.00%
Restricted cash including reserves	¥ 106	¥ 106	$ 15	$ 15	¥ 2,935
Additional Paid-in Capital [Member]
Statutory Reserves and Net Restricted Assets (Details) [Line Items]
Restricted cash including reserves	¥ 10,000				¥ 1,754,615